Related Party Transactions (Details) - Husky Midstream Limited Partnership $ in Millions	9 Months Ended
Sep. 30, 2021 CAD ($)
Disclosure of transactions between related parties [line items]
Share of equity investment	35.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 165
Purchases of goods, related party transactions	$ 215